 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253

Wells Fargo Funds Trust
_____________________________________________________
(Exact name of registrant as specified in charter)

525 Market Street, San Francisco, CA 94105
_____________________________________________________
(Address of principal executive offices) (Zip Code)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
_____________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: Various - 5/31, 8/31 and 10/31

Date of reporting period: 07/01/10 - 06/30/11

Item 1. Proxy Voting Record

============ WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND =============

There were no proxies voted in relation to the securities held in the Fund's portfolio.

================= WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND ==================

On July 9, 2010, the Wells Fargo Advantage Diversified Bond Fund was reorganized into the Wells Fargo Advantage Total Return Bond Fund. The Wells Fargo Advantage
Total Return Bond Fund's proxy voting record for the twelve-month period ended
June 30, 2011 is disclosed on the Fund's Form N-PX filed on August 30, 2011. The
Fund's CIK number is 0001081400 and its Form N-PX file number is 333-74295.

The Fund was a feeder fund in a master/feeder structure and as such held shares of the following master portfolios: The Wells Fargo Advantage Managed Fixed
Income Portfolio, Wells Fargo Advantage Total Return Bond Portfolio and Wells
Fargo Advantage Inflation-Protected Bond Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website
(www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master
Trust (CIK #0001087961, File Number 811-09689, Filing Date: August 30, 2011).

=============== WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND ===============

There were no proxies voted in relation to the securities held in the Fund's portfolio.

==================== WELLS FARGO ADVANTAGE INCOME PLUS FUND ====================

There were no proxies voted in relation to the securities held in the Fund's portfolio.

============= WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND ==============

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolios: The Wells Fargo Advantage
Inflation-Protected Bond Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust
(CIK #0001087961, File Number 811-09689, Filing Date: August 30, 2011).

================ WELLS FARGO ADVANTAGE INTERNATIONAL BOND FUND =================

There were no proxies voted in relation to the securities held in the Fund's portfolio.

==================== WELLS FARGO ADVANTAGE HIGH INCOME FUND ====================

There were no proxies voted in relation to the securities held in the Fund's portfolio.

================== WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND ==================

EATON VANCE LIMITED DURATION INCOME FUND

Ticker:       EVV            Security ID:  27828H105
Meeting Date: FEB 25, 2011   Meeting Type: Annual
Record Date:  DEC 10, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Thomas E. Faust, Jr.     For       For          Management
1.2   Elect Director William H. Park          For       For          Management

--------------------------------------------------------------------------------

LMP CORPORATE LOAN FUND INC.

Ticker:       TLI            Security ID:  50208B100
Meeting Date: JAN 28, 2011   Meeting Type: Annual
Record Date:  DEC 03, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Daniel P. Cronin         For       For          Management
1.2   Elect Director Leslie H. Gelb           For       For          Management

--------------------------------------------------------------------------------

NUVEEN FLOATING RATE INCOME FUND

Ticker:       JFR            Security ID:  67072T108
Meeting Date: NOV 16, 2010   Meeting Type: Annual
Record Date:  SEP 17, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director William C. Hunter        For       For          Management
1.2   Elect Director Judith M. Stockdale      For       For          Management
1.3   Elect Director Carole E. Stone          For       For          Management

--------------------------------------------------------------------------------

WESTERN ASSET GLOBAL HIGH INCOME FUND INC.

Ticker:       EHI            Security ID:  95766B109
Meeting Date: SEP 24, 2010   Meeting Type: Annual
Record Date:  JUL 30, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Riordan Roett            For       For          Management
1.2   Elect Director Jeswald W. Salacuse      For       For          Management

========== WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND ===========

There were no proxies voted in relation to the securities held in the Fund's portfolio.

================== WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND ==================

There were no proxies voted in relation to the securities held in the Fund's portfolio.

============ WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND =============

There were no proxies voted in relation to the securities held in the Fund's portfolio.

=================== WELLS FARGO ADVANTAGE STABLE INCOME FUND ===================

On July 9, 2010, the Wells Fargo Advantage Stable Income Fund was reorganized into the Wells Fargo Advantage Ultra Short-Term Income Fund. The Wells Fargo
Advantage Ultra Short-Term Income Fund's proxy voting record for the twelve-month period ended June 30, 2011 is disclosed on the Fund's Form N-PX filed on
August 30, 2011. The Fund's CIK number is 0001081400 and its Form N-PX file number is 333-74295.

The Fund was a feeder fund in a master/feeder structure and as such held shares of the following master portfolios: The Wells Fargo Advantage Stable Income
Portfolio. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number
811-09689, Filing Date: August 30, 2011).

================= WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND ==================

On July 9, 2010, the Wells Fargo Advantage Strategic Income Fund was reorganized into the Wells Fargo Advantage High Income Fund. The Wells Fargo Advantage High
Income Fund's proxy voting record for the twelve-month period ended June 30, 2011 is disclosed on the Fund's Form N-PX filed on August 30, 2011. The Fund's CIK number is 0001081400 and its Form N-PX file number is 333-74295.

There were no proxies voted in relation to the securities held in the Fund's portfolio.

================= WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND =================

The Fund is a feeder fund in a master/feeder structure and as such holds shares of the following master portfolios: The Wells Fargo Advantage Total Return Bond
Fund. Voting records for the master portfolio in which the Fund invests can be found on the SEC's website (www.sec.gov) by accessing the Form N-PX filed on behalf of Wells Fargo Master Trust (CIK #0001087961, File Number 811-09689,
Filing Date: August 30, 2011).

============== WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND ==============

There were no proxies voted in relation to the securities held in the Fund's portfolio.

========== END NPX REPORT

SIGNATURES
PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE
REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE
UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

WELLS FARGO FUNDS TRUST

*BY: /S/ KARLA M. RABUSCH

KARLA M. RABUSCH, PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC, AND
EXECUTIVE VICE PRESIDENT OF WELLS FARGO BANK, N.A.
DATE: AUGUST 30, 2011

*BY: /S/ ANDREW OWEN

ANDREW OWEN, EXECUTIVE VICE PRESIDENT OF WELLS FARGO FUNDS MANAGEMENT, LLC.

*EXECUTED BY ANDREW OWEN ON BEHALF OF KARLA M. RABUSCH PURSUANT TO A POWER OF
ATTORNEY INCORPORATED BY REFERENCE AND FILED AUGUST 31, 2007.